Deposit for an acquisition	12 Months Ended
Dec. 31, 2023
Deposit For Acquisition
Deposit for an acquisition

Note 6 - Deposit for an acquisition

Deposit for an acquisition consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD
Deposit for an acquisition [i]	-	-	3,370,757	2,554,959
Less: Long term portion	-	-	-	-
Deposit for an acquisition – current portion	-	-	3,370,757	2,554,959

[i]	As at December 31, 2023, the Company had a deposit for an acquisition include the amounts of S$618,286 which is the outstanding balance of a loan facility that the Company, on May 26, 2023, offered to Ohmyhome Property, Inc. to support working capital for budding real estate agency Ohmyhome Property, Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property, Inc. The Company intends to acquire Ohmyhome Property Inc. and the amount due from Ohmyhome Property Inc. will be taken into consideration in the potential acquisition.